           As filed with the Securities and Exchange Commission on July 31, 1997

                                                                File No. 2-76762


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 20


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 21


                             Rea-Graham Funds, Inc.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                10966 Chalon Road
                          Los Angeles, California 90077
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (310) 442-2660

                            Patrick W.D. Turley, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                             Washington, D.C. 20005

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                              Proposed Maximum
                                              Offering Price Per      Proposed Maximum
Title of Securities      Amount Being         Share** (within         Aggregate Offering      Amount of
Being Registered         Registered           15 days of filing)      Price**                 Registration Fee
----------------         ----------           ------------------      -------                 ----------------
Shares of Common Stock   Indefinite*          N/A                     N/A                     N/A
Par Value
$1.00 Per Share

Rea-Graham Balanced      176,814              $15.63                  $2,644,306              $100.00
Fund

================================================================================


* Registrant continues its election to register an indefinite number of shares under Rule 24f-2 and filed its Rule 24f-2 Notice for the fiscal year ended March 31, 1997 on May 30, 1997.

** Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. 182,560 shares ($2,715,911 worth of securities) of Rea-Graham Balanced Fund were redeemed during the fiscal year ended March 31, 1997. 26,859 shares ($401,605 worth of securities) of Rea-Graham Balanced Fund were used for reduction pursuant to Paragraph
         (c) of Rule 24f-2 during the current year. 155,701 shares ($2,314,306 worth of securities) is the amount used for reduction in this Amendment. Pursuant to Rule 457(d) under the Securities Act of 1933, the offering price as calculated on July 24, 1997 for Rea-Graham Balanced Fund is $15.63 per share. While no fee is required for the 155,701 shares of Rea-Graham Balanced Fund, the Registrant has elected to register, for $100, an additional $330,000 worth of shares (approximately 21,113 shares).

                             REA-GRAHAM FUNDS, INC.

                            REA-GRAHAM BALANCED FUND

                              CROSS-REFERENCE SHEET



ITEM NO.                                  CAPTION
--------                                  -------
                                          PART A
                                          ------
     1                                    Cover Page
     2                                    Fee Data
     3                                    Financial Highlights
     4                                    The Fund
     5                                    Management of the Fund
     5A                                   Performance Information
     6                                    Description of Shares
     7                                    Purchase of Shares
     8                                    Redemption and Repurchase of Shares
     9                                    Not Applicable

                                          PART B
                                          ------
     10                                   Cover Page
     11                                   Table of Contents
     12                                   General Information and History
     13                                   Investment Objectives and Policies
     14                                   Management of the Fund
     15                                   Principal Shareholders
     16                                   Investment Advisory and Other Services
     17                                   Brokerage Allocation
     18                                   Description of Shares, Part A
     19                                   Purchase, Redemption and Pricing of Shares
     20                                   Tax Status
     21                                   Principal Underwriter
     22                                   Not Applicable
     23                                   Financial Statements

                                                                      PROSPECTUS
                                                                   JULY 31, 1997
[LOGO]
--------------------------------------------------------------------------------

     Rea-Graham Balanced Fund (the "Fund"), is a separate series of shares of Rea-Graham Funds, Inc. (the "Company"), an open-end diversified investment company. The Fund seeks as its investment objectives medium-term capital growth, income and safety through balanced investments in common stocks, preferred stocks, U.S. Government securities and money market instruments. Its Investment Policy is based on principles of Benjamin Graham, applied by his partner James
B. Rea.

     This Prospectus sets forth concisely information about the Fund that a prospective investor ought to know before investing.


     A STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 1997, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED IN ITS ENTIRETY BY REFERENCE IN AND MADE A PART OF THIS PROSPECTUS. THIS STATEMENT IS AVAILABLE WITHOUT CHARGE UPON REQUEST TO JAMES BUCHANAN REA, INC., 10966 CHALON ROAD, LOS ANGELES, CALIFORNIA 90077.

--------------------------------------------------------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

 INVESTORS ARE ADVISED TO READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

                REA-GRAHAM BALANCED FUND
                10966 Chalon Road, Los Angeles, California 90077
                (800) 433-1998, (310) 442-2660

                                    FEE DATA


SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load imposed on Purchases (as a percentage of public offering             4.75%
  price)...........................................................................

ANNUAL FUND OPERATING EXPENSES
  (As a percentage of average net assets)

     Management Fees...............................................................     0.99%
                                                                                         ----

     12b-1 Fees....................................................................     0.35%
                                                                                         ----

     Other Expenses................................................................     1.55%
                                                                                         ----

     Total Fund Operating Expenses.................................................     2.89%
                                                                                         ====


EXAMPLE


                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                              ------     -------     -------     --------
You would pay the following expenses on a      $ 75       $ 133       $ 193        $354
  $1,000 investment, assuming (1) 5%
  annual return and (2) redemption at the
  end of each time period.................


     The table above is provided for purposes of assisting current and prospective shareholders in understanding the various costs and expenses that an investment in the Fund will bear, directly or indirectly. The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The hypothetical annual return of 5% is used for illustrative purposes only and should not be interpreted as an estimate that the Fund's annual return will equal that figure, for there can be no guarantee of the Fund's future performance. For a more detailed discussion of the Fund's fees and expenses, see the following section of the Prospectus:
"Management of the Fund," and the following section of the Statement of Additional information: "Investment Advisory and Other Services."

     Under rules of the National Association of Securities Dealers, Inc. (the "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes under those rules. Because the 12b-1 fee is an annual fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD. See "Management of the Fund--Distribution Services."

                         SELECTED FINANCIAL INFORMATION

     The following selected financial information of Rea-Graham Balanced Fund has been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants, whose report thereon appears in the Statement of Additional Information.

                                                                      YEAR ENDED MARCH 31,
                                -------------------------------------------------------------------------------------------------
                                 1997     1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD)
Net asset value, beginning of
  period....................... $ 14.36  $ 13.12  $ 13.20  $ 13.68  $ 13.14  $ 12.84  $ 13.56  $ 13.90  $ 13.83  $ 15.56  $ 16.45
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Income from investment
  operations:
Net investment income..........    0.27     0.31     0.15     0.07     0.21     0.59     0.75     0.90     0.78     0.66     0.43
Net realized and unrealized
  gain (loss) on investments...    0.65     1.24    (0.13)   (0.47)    0.59     0.37    (0.65)   (0.27)    0.25    (0.46)    0.98
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
    Total from investment
      operations...............    0.92     1.55     0.02    (0.40)    0.80     0.96     0.10     0.63     1.03     0.20     1.41
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Less distributions:
Dividends from net investment
  income.......................   (0.29)   (0.31)   (0.10)   (0.08)   (0.26)   (0.66)   (0.82)   (0.96)   (0.68)   (1.03)   (0.47)
Distributions from net realized
  gains........................    0.00     0.00     0.00       --       --       --       --    (0.01)   (0.28)   (0.90)   (1.83)
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
    Total distributions........   (0.29)   (0.31)   (0.10)   (0.08)   (0.26)   (0.66)   (0.82)   (0.97)   (0.96)   (1.93)   (2.30)
                                -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
  period....................... $ 14.99  $ 14.36  $ 13.12  $ 13.20  $ 13.68  $ 13.14  $ 12.84  $ 13.56  $ 13.90  $ 13.83  $ 15.56
                                =======  =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000)........................ $10,481  $12,277  $14,242  $17,877  $24,771  $28,281  $34,758  $43,386  $50,554  $49,287  $48,141
Ratios to average net assets
    Expenses...................    2.89%    2.65%    2.52%    2.37%    2.16%    2.06%    2.04%    1.60%    1.43%    1.41%    1.48%
    Net investment income......    1.70%    2.02%    1.08%    0.49%    1.45%    4.05%    5.27%    5.82%    5.46%    4.82%    3.54%
Portfolio turnover rate........      19%     223%      93%     106%      87%     109%     100%     125%      88%     226%     111%
Portfolio turnover rate on
  stocks**.....................      45%      88%      36%
Net asset value adjusted for
  reinvestment of dividends and
  distributions:
    Beginning of period........ $ 32.58  $ 29.14  $ 29.09  $ 29.97  $ 28.24  $ 26.23  $ 25.95  $ 24.85  $ 23.10  $ 22.69  $ 20.73
                                =======  =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
    End of period.............. $ 34.67  $ 32.58  $ 29.14  $ 29.09  $ 29.97  $ 28.24  $ 26.23  $ 25.95  $ 24.85  $ 23.10  $ 22.69
                                =======  =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURN (without deduction
  of sales load)...............    6.41%   11.81%    0.17%   -2.94%    6.13%    7.66%    1.08%    4.43%    7.58%    1.81%    9.45%
Average commission rate paid... $0.0537

                                                           AUG. 19, 1982
                                                           TO MARCH 31,
                                  1986     1985     1984       1983+
                                 -------  -------  ------  -------------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD)
Net asset value, beginning of
  period.......................  $ 13.65  $ 13.09  $13.89     $ 11.37
                                 -------  -------  ------      ------
Income from investment
  operations:
Net investment income..........     0.50     0.46    0.72        0.23
Net realized and unrealized
  gain (loss) on investments...     3.06     1.12   (0.27)       2.29
                                 -------  -------  ------      ------
    Total from investment
      operations...............     3.56     1.58    0.45        2.52
                                 -------  -------  ------      ------
Less distributions:
Dividends from net investment
  income.......................    (0.53)   (0.74)  (0.33)         --
Distributions from net realized
  gains........................    (0.23)   (0.28)  (0.92)         --
                                 -------  -------  ------      ------
    Total distributions........    (0.76)   (1.02)  (1.25)       0.00
                                 -------  -------  ------      ------
Net asset value, end of
  period.......................  $ 16.45  $ 13.65  $13.09     $ 13.89
                                 =======  =======  ======      ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000)........................  $31,531  $13,627  $9,842     $ 6,863
Ratios to average net assets
    Expenses...................     1.50%    2.28%   2.45%       1.67%*
    Net investment income......     4.78%    4.68%   6.46%       5.46%*
Portfolio turnover rate........      208%     196%    261%        212%
Portfolio turnover rate on
  stocks**.....................
Net asset value adjusted for
  reinvestment of dividends and
  distributions:
    Beginning of period........  $ 16.24  $ 14.35  $13.89     $ 11.37
                                 =======  =======  ======      ======
    End of period..............  $ 20.73  $ 16.24  $14.35     $ 13.89
                                 =======  =======  ======      ======
TOTAL RETURN (without deduction
  of sales load)...............    27.65%   13.17%   3.31%      35.80%
Average commission rate paid...


---------------

 * Annualized.
** Provided for additional information. Portfolio turnover rate on stocks for periods prior to 1995 not available.
 + Commencement of public offering of the Fund's shares.

                                    THE FUND

     Rea-Graham Balanced Fund (the "Fund") is the successor to Rea, Graham-Plan Fund, a private limited partnership that was organized in 1976 by Dr. James B. Rea and Benjamin Graham, as general partners. Mr. Graham is the author of "Security Analysis" and "The Intelligent Investor," which are recognized texts on the fundamental value of common stocks. After Mr. Graham's death later that year, Dr. Rea continued to direct the operation of the Fund as a limited partnership. On February 26, 1982, the Fund was incorporated under the laws of Maryland as "Rea-Graham Fund, Inc." and on August 19, 1982, began a public offering of its shares as an open-end diversified investment company registered under the Investment Company Act of 1940. Since July 31, 1989, the Fund has been referred to as Rea-Graham Balanced Fund, and is a separate series of shares of Rea-Graham Funds, Inc. (the "Company").

     INVESTMENT OBJECTIVES AND POLICIES. The Fund's investment objectives are medium-term capital growth, income and safety through balanced investments in common stocks, preferred stocks, U.S. Government securities and money market instruments. Up to 75% of the Fund's assets normally are invested in selected common stocks when they can be acquired at prices which, in the opinion of James Buchanan Rea Inc., the Fund's Investment Adviser, are less than "fundamental value." The Investment Adviser's selection of such investments is based on its own overall evaluation, and it considers common stocks (or common stock equivalents, such as convertible securities) of companies which, in its judgment, have higher-than-average earnings, dividends, book values and/or net current asset values, in relation to the market price of their stock. The averages used as standards in evaluating these factors are generally based on statistics published in various sources, such as Standard & Poor's Stock Guide. Generally, the Fund sells its holding of each stock if the market price reaches 50% above the Investment Adviser's appraisal of its current fundamental value, or within three years from the date of purchase, whichever occurs first.

     Normally, 25% of the Fund's assets are invested in U.S. Treasury Notes (usually 2 to 10 year maturities at the time of purchase) or in short-term money market instruments, or cash or cash equivalents (including repurchase agreements with respect to obligations of the U.S. Government, its agencies or instrumentalities, maturing in 7 days or less). Under unusual circumstances, such as while affecting an orderly liquidation of portfolio securities to redeem Fund shares, or on occasion to acquire equity securities, the Fund temporarily may hold less than 25% of its assets in such fixed debt obligations or cash items. At any time, for temporary defensive purposes, the Fund may invest to an unlimited extent in such fixed debt obligations or cash items.

     The Fund may not invest more than 5% of its total assets in the stock of any one issuer, nor may it purchase more than 10% of any class of securities of any one issuer. Although the Fund is permitted to invest up to 25% of its total assets in the stock of companies in the same industry (determined by reference to the Standard Industrial Classification code), it generally seeks as wide a selection among different industries as practicable in its equity investments. The Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% of its total assets and may pledge its assets to secure such borrowings. In addition, the Fund may invest up to 15% of its total assets in unlisted foreign securities, including not more than 10% of its total assets in securities with a limited trading market which, in the opinion of the Investment Adviser, are liquid and have readily available market quotations. The Fund also may invest up to 10% of its assets in the securities of other investment companies, subject to additional restrictions set forth in the Statement of Additional Information. These investment restrictions are fundamental investment policies which may not be changed without the affirmative vote of the holders of the lesser of (A) 67% or more of the Fund's shares present at a shareholders meeting at which more than 50% of the outstanding shares are present or represented by proxy, or (B) more than 50% of the Fund's outstanding shares. The Fund will not invest in warrants.

     RISK CONSIDERATIONS. There is a risk factor in all investments and there can be no guarantee against loss from an investment in the Fund, nor can there be any assurance that its investment objectives will be realized.

     The Fund has an unlimited right to purchase foreign securities listed on a stock exchange, as well as a limited right to purchase unlisted foreign securities. Investments in foreign securities may be subject to the possibility of expropriation, confiscatory taxation or nationalization, and political or social instability or diplomatic developments. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk in connection with the purchase or sale of foreign securities. Although such contracts may reduce the risk of loss to the Fund due to a decline in the value of the currency which is sold, they also limit any possible gain which might result should the value of such currency rise. These risk considerations are further described in the Statement of Additional Information.

                               PURCHASE OF SHARES

     Shares of the Fund may be purchased at the Offering Price by mailing a completed application form (page 13) and a check drawn in U.S. currency on a U.S. bank payable to "Rea-Graham Balanced Fund" to the Fund's transfer agent, PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809. The investment will be made at the Offering Price of the shares next computed after the application and check have been received by the transfer agent.

     Shares also may be purchased through any securities dealer having a dealer agreement with the Fund's Principal Underwriter, James Buchanan Rea, Inc., 10966 Chalon Road, Los Angeles, California 90077. Dealers may place wire orders with the transfer agent by calling (800) 348-5032 (9:00 a.m. to 5:00 p.m., Eastern time). The investment then will be made at the Offering Price of the shares next computed after the transfer agent receives the telephone order in proper form.

     Certain financial intermediaries ("Purchase Agents") may establish omnibus accounts with the Fund for purposes of making investments in the Fund available to their clients. Purchase Agents do not have a dealer agreement with the Fund's Principal Underwriter and are not acting as dealers in providing this service to its customers. Purchase Agents may impose additional or different conditions on the purchase or redemption of a Fund's shares by their customers and may charge their customers transaction or other account fees on the purchase and redemption of a Fund's shares. Each Purchase Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of Purchase Agents should consult their Purchase Agent for information regarding these fees and conditions.

     The minimum initial purchase is $1,000 ($200 for an individual retirement account (IRA) or Bank Draft Investing). Each subsequent purchase requires a $200 minimum ($25 for an IRA or Bank Draft Investing). The minimum initial and subsequent purchase amount for 403(b)(7) plans and 401 (k) plans sponsored by others is $25. Any subscription may be rejected by the Principal Underwriter or by the Fund. The Fund reserves the right not to accept checks for more than $50,000 that are not certified checks or bank checks.

     NET ASSET VALUE. The net asset value of the Fund's shares is computed as of the close of regular trading on each day the New York Stock Exchange is open for trading, by dividing the value of the Fund's securities plus any cash or other assets (including accrued dividends and interest) less all liabilities (including accrued expenses) by the number of shares outstanding, the result being adjusted to the nearest whole cent.

     A security listed or traded on a recognized stock exchange is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean between the last reported bid and asked price is used. In the case of securities traded on foreign exchanges, if events having a material effect upon the value of such securities occur between the time their price is determined and the time the Fund's net asset value is calculated, the securities will be valued at fair value as determined in good faith by the Board of Directors.

     All other securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to US. dollar equivalents using the foreign exchange rate in effect either at the close of the stock exchange in the country where the security is issued and traded (for securities traded on North American securities exchanges) or at noon New York time following the close of the stock exchange in the country where the security is issued and traded (for all other foreign securities). Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

     OFFERING COST. The Offering Price on purchases of Fund shares made at one time by a single purchaser, by an individual, his spouse and their children under the age of 21, or a by a single trust or fiduciary account, is the net asset value per share plus a sales commission not exceeding 4.75% of the Offering Price (equivalent to 4.99% of the net asset value) which is reduced on larger sales as shown below.

     Fund shares may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by (a) officers and directors of the Fund (and their relatives), (b) employees of the Principal Underwriter (and their relatives), (c) directors, officers, partners, or registered representatives (and their relatives) of broker-dealers with a selling agreement with the Principal Underwriter, and (d) any trust, pension, profit-sharing or other benefit plan for such persons. There can be no assurance that such an investor will be sold shares without a sales charge unless at the time of placing a purchase order the investor (or dealer) makes a written request for such a sale. Fund shares will also be sold at net asset value when purchased through a Purchase Agent that does not have a dealer agreement with the Principal Underwriter and may impose a transaction or other account fee on purchases and redemptions by its customers.

                                                                 SALES COMMISSION
               AMOUNT OF SINGLE SALE                  AS A PERCENTAGE       AS A PERCENTAGE     PORTION RETAINED
                 AT OFFERING PRICE                   OF OFFERING PRICE    OF NET ASSET VALUE        BY DEALER
-----------------------------------------------------------------------------------------------------------------
Less than $25,000..................................         4.75%                4.99%                4.00%
$25,000 but less than $50,000......................         4.25%                4.44%                3.60%
$50,000 but less than $100,000.....................         3.50%                3.63%                3.00%
$100,000 but less than $200,000....................         3.00%                3.09%                2.55%
$200,000 but less than $500,000....................         2.50%                2.56%                2.10%
$500,000 but less than $1,000,000..................         1.75%                1.78%                1.45%
$1,000,000 or more.................................            0%                   0%               *

* Fund dealers can earn a commission and should contact the Principal Underwriter for details.

     CUMULATIVE DISCOUNT. The scale of reduced sales commissions applicable to single sales made at one time of $25,000 or more also may be applied on a cumulative basis to subsequent sales. For this purpose, shares held in accounts registered in the name of the investor are combined and the dollar amount of the subsequent sale is added to the higher of (1) the current net asset value of the account(s), or (2) the original purchase amount of any other Fund shares owned at that time by the investor. The sales commission on the shares being purchased will then be at the rate applicable to the aggregate. For example, if the investor held shares valued at $16,000 (or, if valued at less than $16,000, had been purchased for $16,000) and purchased an additional $10,000 of Fund shares, the sales commission for the $10,000 purchase would be at the rate of 4.25%. There can be no assurance that an investor will receive the cumulative quantity discount to which he may be entitled, unless at the time of placing his purchase order the investor or his dealer makes a written request for the discount. The cumulative quantity discount may be amended or terminated at any time.

     LETTER OF INTENT. The foregoing schedule of reduced sales charges also is available to investors who enter into a written Letter of Intent establishing a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales commission applicable to the amount represented by the goal as if it were a single investment. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor will be required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charges actually paid.

     The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal. Investors electing to purchase Fund shares pursuant to a Letter of Intent should see the Statement of Additional Information under the heading "Purchase, Redemption and Pricing of Shares--Letter of intent" and should read the Letter of Intent Application on page 14 of this Prospectus.

     BANK DRAFT INVESTING. Investors can purchase Fund shares regularly each month by means of a Bank Draft Investing Plan with a pre-authorized check drawn on their checking accounts. The minimum initial purchase of Fund shares by pre-authorized check is $200, and each subsequent purchase requires a $25 minimum. The full details of this service and the necessary forms may be found on page 17 and 18.

     INDIVIDUAL RETIREMENT ACCOUNT. Individuals can invest in Fund shares through an Individual Retirement Account ("IRA"). Contributions from annual earnings ($200 initial minimum: $25 subsequent minimum) can be made in any amount up to $2,000 or, for an individual with a non-working spouse (or spouse earning less than $250 a year), up to $2,250. If both husband and wife work, each may contribute up to $2,000 to an IRA. Contributions may not be tax-deductible depending on the individual's income and participation by the individual or his spouse in employer sponsored retirement plans. An IRA application form and disclosure statement may be obtained on request to the Principal Underwriter.

                      REDEMPTION AND REPURCHASE OF SHARES

     Fund shares may be redeemed upon tender to the Transfer Agent of a proper written request setting forth the following: (a) signatures of each registered owner exactly as the shares are registered; (b) the account number of the shareholder and the number of shares or dollar amount to be redeemed; (c) if stock certificates have been issued, the certificates for the shares to be redeemed, either properly endorsed or accompanied by a duly executed stock power; (d) signature guarantees, as described below; and (e) any additional documents for redemption by corporations, partnerships, trusts, estates or other fiduciaries which, in the judgment of the Transfer Agent, are sufficient to establish the authority of the person or persons signing the request.

     To assure proper redemptions, the signature of each registered shareholder must be guaranteed by an eligible guarantor institution such as a commercial bank, credit union, savings association or a member firm of a national securities exchange. A notary public is not an eligible guarantor. The signature guarantee(s) must appear either: (a) on the written request for redemption, which must clearly identify the exact name (and each name separately if there is more than one signature) in which the account is registered, the account number, and the number of shares or the dollar amount to be redeemed; (b) on a stock power, which may be obtained from most banks and stockbrokers; or (c) on all share certificates tendered for redemption. Provident National Bank will provide a signature guarantee for distribution requests from any IRA account held with the Fund for which Provident National Bank acts as Custodian. A signature guarantee is not required for redemptions of $25,000 or less, requested by and payable to all shareholders of record, to be sent to the address of record for that account.

     Shares will be redeemed at the net asset value per share computed after the tender of the request for redemption in proper form is received by the Transfer Agent. Payment of the redemption price will be made as soon as practicable but in any event within seven days after tender of the request for redemption is received in proper form.

     The Fund also repurchases through broker-dealers shares for which certificates have been issued. The Fund will accept wire or telephone orders from dealers on behalf of their customers to repurchase such shares at the net asset value next computed after the dealer has received such customer's request for repurchase, if the dealer has received such request before closing time of the New York Stock Exchange on that day. Dealers have the responsibility of submitting repurchase requests no later than 5 PM. Eastern time on such day in order to secure the redemption price applicable on that day. The Fund does not charge for the convenience of repurchase services, but broker-dealers may charge a fee to the certificate holder for transmitting the notice of repurchase to the Fund. The Fund reserves the right to reject any order for repurchase. Payment for a repurchase effected through a broker dealer will be made as requested, either to the broker-dealer or directly to the redeeming shareholder, within 7 days after tender of the share certificate properly endorsed and with the required signature guarantee.

     The Fund also will accept, from member firms of the New York Stock Exchange, wire or telephone orders to repurchase unissued shares without a redemption request signed by the shareholder, provided the member firm agrees to indemnity the Fund, the Principal Underwriter and the Transfer Agent from liability arising from the absence of such signature. Forms for the indemnity agreement may be obtained from the Principal Underwriter.

     The Fund may, but is not required to, involuntarily redeem, after 30 days' written notice, the shares of an investor with an aggregate value of less than $200 at the then current net asset value.

     REDEMPTION BY TELEPHONE. Redemptions may be made by telephone if the Redemption by Telephone option is selected in advance. Under this option, written authority and signature guarantees for each redemption are required upon set-up of this option but are not needed at the time of placing individual redemption orders, and checks are mailed directly to your bank account as designated on the form. If you select this option, share certificates cannot be issued. Also, this option cannot be used under a Retirement Plan. Telephone redemptions will be accepted by PFPC Inc. between the hours of 9 A.M. and 4 P.M. Eastern time. To establish this option, complete the Redemption by Telephone Application on page 15 of this Prospectus. To add this option to an existing account, you may write or call PFPC Inc. for the required form. Once established, any changes must be communicated in writing to PFPC Inc. Applications or subsequent changes must be signed by all shareowners with each signature guaranteed by an eligible guarantor institution such as a commercial bank, credit union, savings association or a member firm of a national securities exchange. Further documentation may be required from corporations, executors, administrators, trustees, guardians, or other fiduciaries. The Fund will employ reasonable procedures to confirm that instructions received by telephone are genuine, including requiring a form of personal identification prior to acting on instructions. Neither the Fund, James Buchanan Rea, Inc., nor PFPC Inc. will be responsible for the authenticity of withdrawal instructions received by telephone or liable for any loss, liability, cost or expense for acting upon such instructions, provided that, pursuant to the Fund's procedures, the instructions are believed to be genuine. Accordingly, shareholders who elect the redemption by telephone option bear the risks arising from this option, including the risk of unauthorized use.

     WITHDRAWAL PROGRAM. A shareholder owning or purchasing Fund shares with $10,000 or more value at the Offering Price may open a Withdrawal Program providing regular quarterly or monthly payments in any amount requested from shares held in the Program. The Program is described in the Statement of Additional Information under the heading "Purchase, Redemption and Pricing of Shares-Withdrawal Program." An application form is on page 14 of this Prospectus.

                             MANAGEMENT OF THE FUND

     DIRECTORS AND OFFICERS. The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. Additional Information about the Directors, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading
"Management--Directors and Officers."

     INVESTMENT ADVISER. James Buchanan Rea, Inc., 10966 Chalon Road, Los Angeles, California 90077, is the Fund's Investment Adviser. James B. Rea, Jr. and members of his immediate family control the Investment Adviser, as well as the Fund's distributor, and he is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Rea, Jr. has managed the Fund since 1979.

     The Investment Adviser manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities, and furnishes the Fund with investment research, advice and supervision. The Investment Adviser also maintains some of the Fund's books and records.


     The Fund pays the Investment Adviser a monthly fee equal on the annual basis to 1% of the first $20,000,000 of the Fund's net assets, 0.75% of such net assets in excess of $20,000,000 up to $100,000,000, 0.5% of such net assets in excess of $100,000,000 up to $200,000,000, and 0.45% of all such net assets in excess of $200,000,000. During the fiscal year ended March 31, 1997, the Fund paid the Investment Adviser $115,095.


     Further information about the Investment Adviser may be found under the heading "Investment Advisory and Other Services -- Investment Adviser" in the Statement of Additional Information.

     DISTRIBUTION SERVICES. Effective April 1, 1990, the Fund adopted a Plan of Distribution (the "Plan") pursuant to which the Fund will pay monthly to its distributor, James Buchanan Rea, Inc., a distribution fee charged against the assets of the Fund and equal on an annual basis to 0.35% of the Fund's average daily net assets. The Plan states that, to the extent that amounts paid to the Underwriter under the Plan exceed amounts expended by the Underwriter for distribution-related activities for the Fund, such excess will be profit to the Underwriter. The distribution fee will be paid to the Distributor for its services as distributor of the Fund's shares in connection with any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to: (1) compensation to employees of the Distributor who engage in or support the distribution of the Fund's shares, including salary, commissions, travel and related expenses; (2) compensation to and expenses of the Distributor, including overhead and telephone expenses, allocable to its activities as distributor of the Fund's shares; (3) payments to broker-dealers, financial institutions and other persons as compensation for services in connection with the distribution of shares of the Fund, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with such broker-dealers or financial institutions; (4) the costs of printing and distributing prospectuses, statements of additional information, and reports for other than existing shareholders; (5) payments to consultants for public relations, marketing, research and promotional services related to the distribution of the Fund's shares; (6) the costs of preparing, printing and distributing sales literature and advertising materials; and (7) such other similar services as the Company's Board of Directors determines to be reasonably calculated to result in the sale of shares of the Fund. Pursuant to the Plan, the Distributor currently pays a service fee to selling brokers equal on an annual basis to 0.25% of the average aggregate net asset value of outstanding Fund shares registered in the name of that broker as nominee or held in a shareholder account that designates that broker as broker of record. The Fund will pay all costs and expenses in connection with the preparation, printing and distribution of its Prospectus and Statement of Additional Information for current shareholders and the implementation and operation of the Plan, including legal and accounting fees related thereto.

     The distribution fee is payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution-related activities. The distribution fee is calculated and accrued daily; the Plan provides that, if it is terminated, any distribution expenses incurred by the Distributor on behalf of the Fund in excess of payments of the distribution fee received or accrued through the termination date are the sole responsibility and liability of the Distributor, and are not obligations of the Fund.

     Further information about the Plan may be found under the heading "Principal Underwriter--Distribution Plan" in the Statement of Additional Information.

     TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809, serves as transfer agent for the Fund's shares and acts as the Fund's dividend paying agent.

     PRICING SERVICES. American Data Services, Inc. provides certain administrative services to the Fund, including computation of the net asset value of the Fund's shares and maintenance of certain of its books and records.


     EXPENSES. For the fiscal year ended March 31, 1997, expenses amounted to 2.89% of the Fund's average net assets.



     PORTFOLIO BROKERAGE. As a general matter, it is the Fund's policy to execute purchases and sales of listed portfolio securities through brokers who provide the best price and execution in the judgment of the Fund's management. Sales of the Fund's shares by a broker are a factor that may be taken into account in recommending and in allocating portfolio transactions to that broker, provided that (1) the broker furnishes best execution; (2) the allocation conforms to the Fund's brokerage allocation policies; and (3) in every allocation made to a broker in which the sale of Fund shares is taken into account, there is no increase in the commissions or other compensation paid to that broker beyond a reasonable commission or other compensation based on best execution or best execution plus research services.


     A more complete description of the Fund's brokerage allocation policies may be found under the heading "Brokerage Allocation" in the Statement of Additional Information.

                             DESCRIPTION OF SHARES

     The Company's authorized capital consists of 20,000,000 shares of common stock of $1.00 par value per share, all of which are allocated to the Fund as a single class, or series of shares. The Directors may from time to time create other classes of shares from the Company's authorized but unissued shares. Each share of the Fund entitles the holder to one vote for the election of Directors and on all other matters and to participate equally in dividends, distributions of capital and net assets of the Fund on liquidation. The shares are fully paid and nonassessable when issued and have no preference, pre-emptive or conversion rights. The shares have non-cumulative voting rights, so that the holders of more than 50% of the shares voting for the election of Directors can elect all the Directors. In that event, the holders of the remaining shares voting for the election of Directors will not be able to elect any person to the Board of Directors. As a Maryland corporation, the Company is not required to hold regular annual meetings of shareholders and does not intend to do so unless a meeting is required under the Investment Company Act of 1940 or otherwise.

     REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. The Fund intends normally to pay dividends representing substantially all of its net investment income and to distribute any net capital gains. Income dividends and capital gains distributions paid by the Fund on all shares, other than those whose owners keep them registered in the name of a broker-dealer, are automatically reinvested in whole or fractional shares of the Fund at net asset value, unless a shareholder makes a written request to the Transfer Agent for payments in cash.


     TAX INFORMATION. It is intended that the Fund will continue to qualify and elect to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any fiscal year in which the fund so qualifies and distributes all of its net investment income (which includes, among other items, dividends, interest and the excess, if any, of net short-term capital gains over net long-term capital losses) and net capital gains (the excess of net long-term capital gains over net short-term capital losses), the Fund generally will be relieved of federal income tax on such income. Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the year in which the distributions are received. To avoid application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.



     Distributions of any net investment income are taxable to shareholders as ordinary income. Distributions of any net capital gains, designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or long-term capital gain will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash.



     Special tax rules may apply to the Fund's transactions involving forward foreign currency contracts. Such rules may, among other things, affect the character of gains or losses realized by the Fund from such transactions and have the effect of deferring recognition of losses incurred from such transactions.



     Upon the sale, redemption, or other disposition of shares of the Fund, a shareholder generally will realize a taxable gain or loss, depending upon the shareholder's basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to the automatic reinvestment plan) within a period of 61 days beginning 30 days before the ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by a shareholder for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares.



     Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Fund are disposed of within 90 days after the date they were purchased and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.



     Shareholders will be notified each year of the amounts of dividends and distributions, including the amounts (if any) for that year which have been designated as long-term capital gain dividends. Dividends and distributions may also be subject to additional state, local or foreign taxes, depending upon each shareholder's particular situation. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions. For additional information relating to taxes, see "Tax Status" in the Statement of Additional Information.


     PERFORMANCE INFORMATION: The Fund may, from time to time, include its total return in advertisements or reports to shareholders or prospective investors. Standardized quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of 1, 5 and 10 years (up to the life of the Fund). Standardized total return quotations reflect the deduction of a proportional share of Fund expenses (on an annual basis), deduction of the maximum initial sales load, and assume that all dividends and distributions are reinvested when paid. The Fund also may quote supplementally a rate of total return that is based on a net amount invested in the Fund (i.e., that does not reflect deduction of the maximum initial sales load).


     Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the Value Line Composite, NASDAQ, Morgan Stanley World Index, Treasury Note Index, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund, Unmanaged indices may or may not assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.



     Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for the Fund, see the Statement of Additional Information. A discussion of the Fund's performance, and the factors affecting the Fund's performance, for the fiscal year ending March 31, 1997, are included in the Fund's 1997 Annual Report to Shareholders, a copy of which is available upon request and without charge.


     INQUIRIES: Shareholders' inquiries by mail or telephone should be addressed to the Principal Underwriter, James Buchanan Rea, Inc., 10966 Chalon Road, Los Angeles, California 90077, (800) 433-1998, or (310) 442-2660.

                           SHARE PURCHASE APPLICATION
--------------------------------------------------------------------------------
                            REA-GRAHAM BALANCED FUND
PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, DE 19809                  ______________________________ 19_______
(800) 348-5032                                  Date of Purchase

     I enclose a check for $_________ payable to "Rea-Graham Balanced Fund" for the purchase of shares of Rea-Graham Balanced Fund. The minimum initial purchase is $1,000. Each subsequent purchase requires a $200 minimum.
--------------------------------------------------------------------------------

1. REGISTRATION          PLEASE PRINT (FOR CLARITY, PLEASE
                         SKIP A SPACE WHERE APPROPRIATE)


A. Individuals
   Complete Line A       ------------------------------------------------   ---------------------
                         First Name      Initial       Last Name                 Soc. Sec. No.

B. Joint Owners                                                                Please circle name of
   Complete Lines A      ------------------------------------------------        Joint Owner whose
   and B                 Joint Owner (A Joint Tenancy with right of            Social Security No. is
                         survivorship will be presumed unless                provided for IRS purposes
                         otherwise indicated)

C. Gifts to Minors
   Under UGMA
   Complete Both Lines   ------------------------------------------------
                         Custodian's Name (only one allowed by law)

                         ------------------------------------------------   -----------------------
                         Minor's Name (only one allowed by law)             Minor's Social Sec. No.

D. Corporations, Trust,  ------------------------------------------------   -----------------------
   Partnerships etc.,    Account Title (where appropriate include name            Tax I.D. No.
   Complete Both Lines   of Trustee
   If Needed
                         ------------------------------------------------

-------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                          State             Zip
--------------------------------------------------------------------------------


I have received a copy of the Fund's Prospectus dated July 31, 1997, I already own __________________ shares of the Fund and request qualification of this purchase for the Cumulative Quantity Discount if applicable. I understand that dividends and distributions will be reinvested in additional shares of the Fund unless payment in cash is requested in writing. Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. (Strike out item
(2) if it is not correct)

By
----------------------------------------     -----------------------------------
            Signature of Owner               Signature (if registered in joint
                                             names, both must sign
================================================================================

FOR DEALER ONLY

Dealer's Name:                                          Dealer Code:
              -----------------------------------------             -----------

Representative:                         Rep. No.        Branch Code:
               ------------------------         -------             -----------
================================================================================

You may mail this form, when completed, to PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809, together with a check payable to the order of Rea-Graham Balanced Fund. The Fund reserves the right not to accept checks for
more than $50,000 that are not certified or bank checks.                    7-97

                            REA-GRAHAM BALANCED FUND

                                                                                (Subject to terms and
                                                                                 conditions in the Fund's
                                                                                 Prospectus)
                                                                                --------------------------------

APPLICATION FOR LETTER OF INTENT

                                 ------------------------------------- 19 _____
                                                 Date of Initial Purchase

     Although I am not obliged to do so, I intend to purchase shares of Rea-Graham Balanced Fund over the next 13-month period which will equal or exceed:

      [ ]  $25,000      [ ]  $50,000      [ ]  $100,000      [ ]  $200,000

                  [ ]  $500,000                 [ ]  $1,000,000

     Each purchase will be made at the then reduced Offering Price (or at net asset value for purchases of $1,000,000 or more) applicable to the amount checked above, as described in the Fund's Prospectus.

I agree to the terms and conditions of the Letter of Intent and I hereby irrevocably constitute and appoint PFPC Inc. my attorney, with full power of substitution, to surrender for redemption any or all shares of Rea-Graham Balanced Fund held as security.

By____________________________________   _______________________________________
          Signature of Owner             Signature (if registered in joint name,
                                         both must sign)

In making purchases under this statement, the following are the related accounts on which reduced offering prices are to apply:

(1) Name________________________________ (2) Name_______________________________


                                                                            7-97


                                                                                (Subject to terms and
                                  REA-GRAHAM BALANCED FUND                       conditions in the Fund's
                                                                                 Prospectus)
                                                                                --------------------------------

APPLICATION FOR WITHDRAWAL PROGRAM

     Minimum requirements: $10,000 of shares of Rea-Graham Balanced Fund at current Offering Price.

     (a) Commencing ___________, 19____ issue a check for $___________
     monthly [     ] on or about the twenty-fifth day or quarterly [     ]
     on or about the twenty-fifth day of January, April, July and October.

     (b) Draw checks payable to the order of ___________________________________

     (c) Mail to: Name (Please print) __________________________________________

         Address _______________________________________________________________

         Signature of Owner(s) _________________________________________________

         Signature of Guarantee ________________________________________________
================================================================================

You may mail this form, when completed, to PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809. 7-97

                                  REA-GRAHAM BALANCED FUND

                                                                                (Subject to terms and
                                                                                 conditions in the Fund's
                                                                                 Prospectus)
                                                                                --------------------------------

APPLICATION FOR
REDEMPTION BY TELEPHONE

      To:   Rea-Graham Balanced Fund
            c/o PFPC Inc.
            400 Bellevue Parkway
            Suite 108
            Wilmington, DE 19809
    From:
            Name(s) of Registered Shareholder(s)

            -------------------------------------------------------------------
            Address

            -------------------------------------------------------------------
            City                                   State               Zip

     If you wish to have the convenience of making redemptions by telephone, and without obtaining the usual signature guarantees, please furnish the information below. Then, when you wish to withdraw funds, all you need to do is call PFPC Inc. toll-free at (800) 348-5032 (in Delaware call (302) 791-1041 collect) and the proceeds will be mailed to your bank for deposit to the account number you have indicated below. Phone calls for placing the telephone redemptions are recorded.

     It is understood that neither the Fund, James Buchanan Rea, Inc., nor PFPC Inc. will be liable for any loss, liability, cost or expense for acting upon instructions reasonably believed to be genuine.

Until further notice:
All telephone redemptions from my account # in Rea-Graham Balanced Fund are to be mailed directly to my bank:

--------------------------------------------------------------------------------
NAME OF BANK

--------------------------------------------------------------------------------
STREET ADDRESS

--------------------------------------------------------------------------------
CITY/STATE/ZIP

for deposit to ____ checking ____ savings account #

     Each individual named in the registration of the mutual fund account above is to sign below. Each signature is to be guaranteed by a commercial bank or trust company, or a member firm of a national securities exchange. Signature guarantees will not be necessary at the time redemption request is made by telephone. Under this agreement signature guarantees will be kept on file.

    IMPORTANT--Once this option has been established, telephone redemptions will be paid to the Bank and Account Number as specified above. Any changes must be in writing to PFPC Inc. and signed by all shareowners with each signature guarantee.

---------------------------    -----------------------------------------------------------------------------
            DATE                                     SIGNATURE OF REGISTERED OWNER(S)

---------------------------    -----------------------------------------------------------------------------
            DATE                                            SIGNATURE GUARANTEE


                                                                            7-97

                            REA-GRAHAM BALANCED FUND
TRANSFER REQUEST FORM

---------------------------------------------------       ------------------------------------------
(Name of Present Trustee/Custodian)                       (Date)

---------------------------------------------------
(Address)
                                                          RE: -------------------------------------------------------------
City, State, Zip Code                                     (Name of Plan Participant)
ATTN: RETIREMENT PLANS DEPARTMENT                         ------------------------------------------------------------------
                                                          (Account Number(s) to be Transferred)

     I HEREBY AUTHORIZE THE TRUSTEE-TO-TRUSTEE TRANSFER OF MY IRA PLAN ASSETS AS LISTED ABOVE TO PROVIDENT NATIONAL BANK AS SUCCESSOR TRUSTEE/CUSTODIAN. YOU ARE INSTRUCTED TO LIQUIDATE AND TRANSFER CASH ONLY TO PROVIDENT NATIONAL BANK IN ACCORDANCE WITH THE FOLLOWING INSTRUCTIONS:

______ Liquidate and transfer the ENTIRE BALANCE of my IRA plan assets
       IMMEDIATELY. I am aware of any applicable penalties.

______ Liquidate and transfer the ENTIRE BALANCE of my IRA plan assets AT
       MATURITY DATE ONLY. I do not wish to incur any penalties.

______ Liquidate and transfer $__________ only. The remainder of my IRA plan assets will not be transferred at this time.

     THE CHECK FOR THE PROCEEDS OF THE TRANSFER SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                       Provident National Bank-CUST
                       FBO:_______________________________ IRA
                       Fund/Acct: REA-GRAHAM BALANCED FUND
                       c/o PFPC Inc.
                       400 Bellevue Parkway, Suite 108
                       Wilmington, DE 19809
                       ATTN: RETIREMENT PLANS DEPARTMENT

     IF ANYTHING FURTHER IS REQUIRED TO EXPEDITE YOUR COMPLIANCE, PLEASE CONTACT
ME IMMEDIATELY AT (     )_________________ HOME or (     )_____________ OFFICE.

     After making any required distribution pursuant to Section 408(a)(6) of the Internal Revenue Code, please forward the check for $__________________ to Provident National Bank Custodian, and invest the proceeds in Rea-Graham Balanced Fund.

Signature __________________________________ Date ________________________

Please complete, sign and forward to: c/o PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809


                                                                            7-97

                            REA-GRAHAM BALANCED FUND

APPLICATION FOR
BANK DRAFT INVESTING
(This application adds the option to a new or existing account.)

SEND COMPLETED APPLICATION TO:  REA-GRAHAM BALANCED FUND
                                c/o PFPC INC.
                                400 BELLEVUE PARKWAY
                                SUITE 108
                                WILMINGTON, DE 19809

(Provident will send a copy of the Bank Authorization form to your bank.)

     I authorize you as Agent for Bank Draft Investing to automatically invest
$ _______ for me on or about the 20th of each month and to draw a bank draft in payment of the investment against my checking account which is identified on the back of this application. For this purpose, I have enclosed a blank check, marked void, from my checkbook. In addition, the following information is provided to assist you in establishing my Bank Draft Investing Plan:

                   _______ This is a new account. Enclosed is my NEW
                           ACCOUNT APPLICATION and a check in the amount of my initial investment.

                   _______ Please add the Bank Draft Investing option to
                           my existing account:

          ACCOUNT # ___________________________________________________________

                                                                            7-97

--------------------------------------------------------------------------------

     I understand: (1) my bank will clear and process each bank draft and will include it with my regular bank statement; (2) my Bank Draft Investing Plan will automatically terminate WITHOUT NOTICE if any bank draft is not paid upon presentation and you are not obliged to notify me in such event; (3) my Bank Draft Investing Plan may be terminated at any time by you or me upon thirty (30) days' written notice to the other; (4) acceptance by you of this application is conditional upon acceptance of my authorization by my bank (see other side); (5) PFPC Inc. acts as Agent for my Bank Draft Investing Plan; and (6) Bank Draft Investing has been designed for the convenience of the investor and cannot assure a profit or protect against loss during declining markets.

----------------------------   -----------------------------------------------------------------------------
            DATE                                          SIGNATURE OF SHAREOWNER

----------------------------   -----------------------------------------------------------------------------
            DATE                                       SIGNATURE OF JOINT SHAREOWNER


                          (PLEASE COMPLETE OTHER SIDE)                      7-97

BANK AUTHORIZATION

TO:
--------------------------------------------------------------------------------

NAME OF BANK/BRANCH

--------------------------------------------------------------------------------
STREET ADDRESS OF BANK/BRANCH WHERE ACCOUNT IS MAINTAINED

--------------------------------------------------------------------------------
CITY                                  STATE                                  ZIP

     I hereby request and authorize you to pay and charge my account with bank drafts drawn on my account by and payable to the order of PFPC Inc. provided there are sufficient funds in said account to pay the same upon presentation. I agree that your treatment of each such bank draft, and your rights in respect to it, shall be the same as if it were signed personally by me. I further agree that if any such bank draft be dishonored, whether with or without cause, and whether intentionally or inadvertently, PFPC Inc., James Buchanan Rea, Inc. and Rea-Graham Funds, Inc. shall be under no liability whatsoever. I further agree that such authorization, unless sooner terminated by you, is to remain in effect until receipt by you of written notice from me of its revocation.


----------------------     -----------------------------------------------------
         DATE                          BANK ACCOUNT NUMBER

--------------------------------------------------------------------------------
        NAME OF DEPOSITOR(S) AS SHOWN ON THE BANK RECORDS (please print)

-----------------------------------    -----------------------------------------
        SIGNATURE OF DEPOSITOR               SIGNATURE OF JOINT DEPOSITOR

                                                                            7-97


TO THE BANK NAMED ABOVE: In consideration of your compliance with the request and authorization of the depositor above, PFPC Inc. hereby agrees: (1) to indemnify and hold you harmless from any loss you may suffer resulting from or in connection with the execution and issuance of any bank draft, whether or not genuine, purporting to be drawn by or on behalf of, and payable to PFPC Inc. on the account of your Depositor(s) executing the authorization above and received by you in the regular course of business through normal banking channels for the purpose of payment, including any cost or expenses reasonably incurred in connection with such loss, but excepting any loss due to your payment of any bank draft drawn against insufficient funds; and (2) in the event that any such bank draft shall be dishonored, whether with or without cause, and whether intentionally or inadvertently, to indemnify you and hold you harmless from any loss resulting from such dishonor, including your costs and reasonable expenses.

---------------------    -------------------------------------------------------
         DATE                               PFPC Inc.
                                      AUTHORIZED SIGNATURE

                                                                            7-97

-------------------------------------
          PLEASE CONTACT US                                               [LOGO]

       REA-GRAHAM FUNDS, INC.
          10966 Chalon Road
    Los Angeles, California 90077
           (800) 433-1998

           Transfer Agent

             PFPC, INC.

   400 Bellevue Parkway, Suite 108
        Wilmington, DE 19809
           (800) 348-5032
        Principal Underwriter
      JAMES BUCHANAN REA, INC.
          10966 Chalon Road
    Los Angeles, California 90077
           (310) 442-2660



                                                                            REA-
                                                                          GRAHAM
                                                                   BALANCED FUND

 --------------------------------------

                                                                      PROSPECTUS

                                                                   July 31, 1997

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                   JULY 31, 1997
              REA-GRAHAM BALANCED FUND
              10966 Chalon Road, Los Angeles, California 90077
              (800) 433-1998  (310) 442-2660
--------------------------------------------------------------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF REA-GRAHAM BALANCED FUND DATED JULY 31, 1997, WHICH MAY BE OBTAINED WITHOUT CHARGE UPON REQUEST TO THE PRINCIPAL UNDERWRITER, JAMES BUCHANAN REA, INC., 10966 CHALON ROAD, LOS ANGELES, CALIFORNIA 90077, (800) 433-1998, OR (310) 442-2660.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                                       PAGE
                                                                                       -----
General Information and History......................................................      2
Investment Objectives and Policies...................................................      2
  -- Investment Policies.............................................................      2
  -- Investment Restrictions.........................................................      2
  -- Risk Considerations.............................................................      3
Management of the Fund...............................................................      5
Principal Shareholders...............................................................      6
Investment Advisory and Other Services...............................................      6
  -- Investment Adviser..............................................................      6
  -- Custodian.......................................................................      8
  -- Transfer Agent..................................................................      8
  -- Legal Counsel...................................................................      8
  -- Independent Accountants.........................................................      8
Brokerage Allocation.................................................................      8
Purchase, Redemption and Pricing of Shares...........................................      9
  -- Net Asset Value.................................................................      9
  -- Letter of Intent................................................................     10
  -- Withdrawal Program..............................................................     10
  -- Individual Retirement Account...................................................     10
Tax Status...........................................................................     11
Principal Underwriter................................................................     14
  -- Distribution Plan...............................................................     14
  -- Performance Information.........................................................     16
Financial Statements.................................................................     17


--------------------------------------------------------------------------------
LOGO

                        GENERAL INFORMATION AND HISTORY

     Rea-Graham Balanced Fund (the "Fund") is the successor to Rea, Graham-Plan Fund, a private limited partnership that was organized in 1976 by Dr. James B. Rea and Benjamin Graham, as general partners. Mr. Graham is the author of "Security Analysis" and "The Intelligent Investor," which are recognized texts on the fundamental value of common stocks. After Mr. Graham's death later that year, Dr. Rea continued to direct the operation of the Fund as a limited partnership. On February 26, 1982, the Fund was incorporated under the laws of Maryland as "Rea-Graham Fund, Inc." and on August 19, 1982, the Fund commenced a public offering of its shares as an open-end diversified investment company. Since July 31, 1989, the Fund has been referred to as Rea-Graham Balanced Fund, and is a separate series of shares of Rea-Graham Funds, Inc. (the "Company").

                       INVESTMENT OBJECTIVES AND POLICIES

     INVESTMENT POLICIES. The investment objectives and policies of the Fund are described in the Prospectus under the heading "The Fund -- Investment Objectives and Policies."

     INVESTMENT RESTRICTIONS. The following investment restrictions, except insofar as otherwise indicated, are fundamental policies which may not be changed without the affirmative vote of the holders of the lesser of (A) 67% or more of the Fund's shares present at a shareholders meeting at which more than 50% of the outstanding shares are present or represented by proxy, or (B) more than 50% of the Fund's outstanding shares. In accordance with these investment restrictions, the Fund will not:

           1. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein.

           2. Purchase or sell commodities or commodity futures contracts, except that the Fund may enter into foreign currency forward contracts for the purpose of hedging against foreign currency risk in connection with the purchase or sale of foreign securities.

           3. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in or sponsor such programs.

           4. Write, purchase or sell puts, calls, or combinations thereof.

           5. Make short sales of securities.

           6. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

           7. Engage in the underwriting of securities.

           8. Make loans of money or securities, except (a) by the purchase of a portion of an issue of publicly distributed debt obligations in which the Fund may invest consistent with its investment objectives and policies, or
     (b) by in repurchase agreements with respect to obligations of the U.S. Government, its agencies or instrumentalities, maturing in 7 days or less.

           9. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

          10. Pledge its assets or assign or otherwise encumber them, except to secure borrowings effected within the limitations set forth in Restriction
     9. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy, but not as a fundamental policy, will limit any pledge of its assets such that at the time of sale of Fund shares the market value of unpledged net assets (per share) is at least 90% of the Offering Price.

          11. Issue senior securities, as defined in the Investment Company Act of 1940 ("1940 Act"), except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement, or (b) borrowing money in accordance with Restriction 9.

          12. Invest more than 5% of the Fund's total assets in securities of issuers which have been in continuous operation less than three years.

          13. Purchase more than 10% of any class of securities of any one issuer, including its outstanding voting securities, or invest in any issuer for the purpose of exercising control or management.

          14. Invest more than 15% of the Fund's total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets which may be invested in securities with a limited trading market.

          15. Invest more than 25% of its total net assets in any one industry (determined by reference to the Standard Industrial Classification code).

          16. Purchase or retain securities of any company in which Directors or Officers of the Company or of the Fund's Investment Adviser, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

          17. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, reorganization or acquisition of assets, or (b) in the open market where no commission or profit to a sponsor or dealer other than the customary broker's commission results from such purchase, in an amount not in excess of 10% of the value of the Fund's total assets.

          18. Invest in "letter stocks" or securities on which there are any sales restrictions under a purchase agreement or in securities which do not have readily available market quotations.

          19. Participate on a joint or a joint and several basis in any trading account in securities.

     Whenever any investment policy or investment restriction states a maximum percentage of the Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or property. Accordingly, the Fund is not required to dispose of common stocks due to an increase in percentage resulting from a change in market values.

     RISK CONSIDERATIONS. The Fund may invest in debt securities, including foreign and domestic corporate and government debt securities. As a general matter, the current value of debt securities, including U.S. Treasury Notes, varies inversely with changes in prevailing interest rates. If interest rates increase after a debt security is purchased, the value of that security will normally decline. Conversely, should prevailing interest rates decrease after a debt security is purchased, its market price will normally rise.

     The Fund may invest in preferred stocks. Preferred stocks are generally fixed-income securities. Preferred stockholders normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer.

     The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as
(1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

     The Fund also may invest in the securities of other investment companies. The Investment Adviser intends to invest in the securities of closed-end investment companies that invest in "special situations" (such as in the securities of foreign issuers) or that in the Investment Adviser's estimation are undervalued. Investments in the securities of investment companies are subject to certain limitations under the 1940 Act. Under the 1940 Act, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding voting securities of any investment company. In addition, the Fund may not invest more than 10% of its total assets in securities issued by other investment companies. If the Fund were to invest in the securities of an investment company, the Fund's shareholders would bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees paid to the Investment Adviser), but also would bear indirectly similar expenses of the underlying investment company.

     The Fund has an unlimited right to purchase foreign securities listed on a stock exchange as well as a limited right to purchase unlisted securities. There may be less publicly available information about foreign companies as compared to the reports and ratings which are published about companies in the United States. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. Foreign stock markets have substantially less volume than the New York Stock Exchange, and securities of foreign companies frequently tend to be less liquid and more volatile than securities of comparable United States companies. The Fund may invest up to 15% of its total assets in unlisted foreign securities, including not more than 10% of its total assets in securities with a limited trading market, which, in the opinion of the Investment Adviser, are liquid and have readily available market quotations. There is less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Brokerage commissions may be higher for effecting transactions in foreign securities than is the case for securities of United States companies. Furthermore, investments in securities of issuers located in foreign countries may be subject to the possibility of expropriation, confiscatory taxation or nationalization, and could be affected by political or social instability or diplomatic developments.

     The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk in connection with the purchase or sale of foreign securities. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

     If the Fund entered into a contract for the purchase or sale of a security denominated in a foreign currency, generally it would also enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction. In this manner, the Fund may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received, although the Fund also loses the right to the benefit of any favorable movement in exchange rates occurring during such period. The settlement period for certain foreign securities transactions may be longer than the customary period applicable to most securities settlements that take place in the United States.

                             MANAGEMENT OF THE FUND

     The name, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:


      NAME, ADDRESS AND                            PRINCIPAL OCCUPATIONS
     OFFICES WITH COMPANY                           DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------
JAMES B. REA, JR.*            President, Director and Treasurer of James Buchanan Rea, Inc.,
2305 Donella Circle           investment advisor, broker-dealer, underwriter and distributor.
Los Angeles, California
  Chairman of the Board,
  President and Secretary
FRANCES L. REA *              Vice-President, Secretary and Director of James Buchanan Rea,
10966 Chalon Road             Inc., Director of Counseling Center, Bel Air Presbyterian
Los Angeles, California       Church.
  Treasurer
GERALD H. BORDEN              Orthodontic Specialist. President of Gerald H. Borden, D.D.S.,
1435 Oldbury Place            Inc. of Westlake Village, California.
Westlake Village, California
  Director
THOMAS H. FITZGERALD, JR.     President, T.H. Fitzgerald & Co. (Registered Investment
80 Wall Street                Advisor), New York and Connecticut. Formerly Editor Money
New York, New York            Market Directory of Institutional Investors and their Money
  Director                    Managers.
J. VICTOR MONKE               Psychiatrist; Psychoanalyst. Recent President, Southern
6500 Wilshire Boulevard       California Psychoanalytic Institute, attending Psychiatrist
Suite 950                     Cedars-Sinai Medical Center, Los Angeles, California; Associate
Los Angeles, California       Clinical Professor of Psychiatry, University of California at
  Director                    Los Angeles, Formerly General Partner Nebraska Company, real estate management, Trustee American Psychoanalytic Association and Southern California Psychoanalytic Institute.
JOHN P. SHELTON               Professor Emeritus of Finance at Anderson Graduate School of
12377 Ridge Circle            Management, UCLA. Chartered Financial Analyst, PH.D. in
Los Angeles, CA 90049         Economics and board member of (1) Paramount Mutual Fund, Los
  Director                    Angeles, CA., (2) Genisco Technology Corp., (electronics),
                              Cypress, CA.
R. PAUL TOEPPEN               President, Toeppen and Company, Los Angeles, California,
1703 Stone Canyon Road        management and financial consultants.
Los Angeles, California
  Director
JAMES A. TRACY                Formerly Secretary and Treasurer, Barber-Colman Company
3723 Brookview Road           (capital goods manufacturer), Rockford, Illinois.
Rockford, Illinois
  Director


---------------

* Mr. Rea, Jr. and Mrs. Rea are "interested persons" of the Fund (as that term is defined by the 1940 Act) by virtue of their affiliations with James Buchanan Rea, Inc. Drs. Borden and Monke and Messrs. Fitzgerald, Jr., Toeppen, Tracy and Shelton are not "interested persons" of the Fund.

     The directors and officers of the Company who are affiliated with James Buchanan Rea, Inc. are not separately compensated for their services as directors and officers of the Company. The Company pays each of its directors who are not affiliated with James Buchanan Rea, Inc. a fee of $200 per Board of Directors meeting attended and $100 per Audit Committee meeting attended, and reimburses their expenses for attendance at the meetings. For the fiscal year ended March 31, 1997, the Directors received the following compensation from the
Company:


                                                                                                    TOTAL
                                                               PENSION OR                        COMPENSATION
                                                               RETIREMENT        ESTIMATED     FROM REGISTRANT
                                            AGGREGATE       BENEFITS ACCRUED      ANNUAL       AND FUND COMPLEX
                                           COMPENSATION     AS PART OF FUND    BENEFITS UPON       PAID TO
NAME OF DIRECTOR                         FROM THE COMPANY       EXPENSES        RETIREMENT        DIRECTORS
---------------------------------------------------------------------------------------------------------------
James B. Rea, Jr.......................         None               N/A              N/A               None
Gerald H. Borden.......................       $1,000               N/A              N/A             $1,000
Thomas H. Fitzgerald, Jr...............       $  200               N/A              N/A             $  200
J. Victor Monke........................       $  600               N/A              N/A             $  600
John P. Shelton........................       $1,000               N/A              N/A             $1,000
R. Paul Toeppen........................       $  200               N/A              N/A             $  200
James A. Tracy.........................       $  800               N/A              N/A             $  800

                             PRINCIPAL SHAREHOLDERS


     As of March 31, 1997, there were 699,004.438 shares outstanding, of which 172,353.946 shares (or 24.66% of the total outstanding shares) were owned beneficially, directly or indirectly, controlled or held with power to vote, by the directors and officers of the Fund. As of that date, to the knowledge of management, no person owned beneficially, directly or indirectly, 5% or more of the outstanding shares, except for James B. Rea, Jr. and members of his immediate family, and R. Paul Toeppen, a director of the Fund who owned beneficially over 5%.


                     INVESTMENT ADVISORY AND OTHER SERVICES

     INVESTMENT ADVISER. James Buchanan Rea, Inc., 10966 Chalon Road, Los Angeles, California 90077, a California corporation, is the Fund's Investment Adviser. Mr. James B. Rea, Jr. controls the Investment Adviser. James Buchanan Rea, Inc. also serves as the Fund's Principal Underwriter and Distributor. The Investment Adviser also provides investment counseling to private clients and produces "Radix," a proprietary computer analysis for corporate acquisition and institutional investment research.

     Pursuant to an Investment Advisory Agreement (the "Agreement") the Company has retained the Investment Adviser to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities, and to furnish the Fund with investment research, advice and supervision. The Investment Adviser obtains and evaluates such statistical and factual information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful continuously to manage the assets of the Fund in a manner consistent with the Fund's investment objectives and policies and investment restrictions. The Investment Adviser also selects brokers and dealers for execution of the Fund's portfolio transactions and maintains some of the Fund's books and records.

     The Fund bears all expenses incurred in its operation, including, but not limited to, charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes, engraving and printing of stock certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to existing shareholders; all expenses of meetings of shareholders, directors and committees of directors, including the fees and expenses of the directors and committee members who are not affiliated with the Investment

Adviser; expenses of preparing, printing and mailing of proxy statements and reports to shareholders; all fees and expenses incident to services of the custodian and transfer agent, including any plans or programs insofar as not charged directly to the investors; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel and of independent accountants; membership dues of industry associations; interest on borrowing; such office space, facilities, utilities, equipment and postage as the Fund reasonably requires in the conduct of its business; insurance premiums on property or personnel (including directors and officers) of the Fund, which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto).


     As compensation for the services and facilities furnished to the Fund, the Fund pays the Investment Adviser a monthly fee equal on an annual basis to 1% of the first $20,000,000 of the Fund's net assets as of the close of business on the last business day of each calendar month during the Fund's fiscal year; reduced to 0.75% of such net assets in excess of $20,000,000 up to $100,000,000; 0.5% of such net assets in excess of $100,000,000 up to $200,000,000; and 0.45%
of all such net assets in excess of $200,000,000. The investment advisory fees paid by the Fund in the fiscal years ended March 31, 1997, 1996 and 1995 were $115,095, $133,298, and $158,386 respectively.


     Total operating expenses of the Fund are subject to applicable limitations under rules and regulations of states where the Fund is authorized to sell its shares. Accordingly, if in any fiscal year, the Fund's total operating expenses, except for taxes, brokerage fees and commissions and extraordinary expenses such as litigation (to the extent permitted by applicable state securities laws and regulations), exceed any applicable state law or regulation which limits the annual expenses that may be borne by a mutual fund whose shares are registered for sale in that state, the Investment Adviser will reimburse the Fund (up to the amount of its fee) for the amount of such excess (subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below the limit).

     The Fund has applied for and received a partial variance from the State of California Corporations Commission to permit exclusion of a portion of the Fund's advisory, custody, audit and pricing service fees from the Fund's aggregate annual expenses for purposes of applying an expense limitation imposed by California law. The Fund requested and received such a variance on the grounds that the Fund's global investment strategy tends to cause such advisory, custody, audit and pricing service fees to be higher than those of comparable funds that do not invest in foreign securities. The Fund still remains subject to the applicable expense limitations for those portions of the fees not excluded.

     The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Fund or any of its shareholders for any error of judgment, mistake of law, or any loss arising out of any investment or for any other act or omission by the Investment Adviser in the performance of its duties under the Agreement. The Agreement in no way restricts the Investment Adviser from acting as investment counselor or adviser to others.


     The Agreement was last approved by vote of the Fund's shareholders on July 15, 1988, and by the Board of Directors on May 23, 1997, including the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will continue from year to year, provided that continuance of the Agreement is approved annually by the vote of the holders of a majority of outstanding Fund shares as defined in the 1940 Act or by the Company's Board of Directors, and provided further that in either event such continuance is approved by the vote of a majority of the directors of the Company who are not parties to the Agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without penalty on sixty days notice by the Company's Board of Directors or by the holders of a majority of the Fund's shares. The Agreement will terminate automatically in the event of its assignment.

     The Company has acknowledged that the name "Rea-Graham" is a property right of the Investment Adviser. The Fund has agreed that the Investment Adviser may use or, at any time, permit others to use the name "Rea-Graham." The Company also has agreed that in the event the Agreement between the Investment Adviser and the Company is terminated, the Company, upon request of the Investment Adviser, will submit to its shareholders a proposal to amend its Articles of Incorporation to delete the name "Rea-Graham" from its name and will cease to use the name "Rea-Graham" and indicate that the Investment Adviser is no longer the investment adviser for the Fund.

     The directors and officers of James Buchanan Rea, Inc. are as follows:

                                                                           POSITION WITH
       NAME           POSITION WITH INVESTMENT ADVISER                      THE COMPANY
-------------------------------------------------------------------------------------------------------
James B. Rea, Jr.     Director, President and Treasurer     Chairman of the Board, President and
                                                            Secretary

Frances L. Rea        Director, Vice-President and          Treasurer
                      Secretary

     CUSTODIAN. The Chase Manhattan Bank, One MetroTech Center, Brooklyn, New York 11245 serves as custodian of the Fund's assets. The custodian has entered into agreements with foreign sub-custodians approved by the directors pursuant to rules under the 1940 Act. The Fund pays The Chase Manhattan Bank, N.A. for its services according to a schedule of charges agreed on from time to time.


     TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809, serves as transfer agent for the Fund's shares.


     LEGAL COUNSEL. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, serve as legal counsel for the Fund.


     INDEPENDENT ACCOUNTANTS. McGladrey & Pullen, LLP., 555 5th Avenue, 8th Floor, New York, New York 10017, serve as independent accountants for the Fund. Their audit services for the fiscal year ended March 31, 1997, comprised examination of the Fund's financial statements and review of the Fund's filings with the Securities and Exchange Commission.


                              BROKERAGE ALLOCATION

     The Investment Adviser selects, for the execution of purchases and sales of the Fund's portfolio securities, brokers and dealers who, in its opinion, will provide the best combination of price (inclusive of brokerage commissions) and execution for the Fund's orders. Pursuant to the Agreement, the Investment Adviser may consider research provided by a broker-dealer, and a broker-dealer may receive a fee higher than that which would be charged by another broker-dealer that does not furnish research services or that furnishes research services deemed to be of lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934 are met. According to Section 28(e), a person with investment discretion, such as the Investment Adviser, shall not be deemed to have acted unlawfully or to have breached its fiduciary duty by causing the Fund to pay a higher commission than the lowest available, if such person makes a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided, in terms of either a particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.

     The Investment Adviser may from time to time recommend allocating brokerage commissions to firms which furnish research and statistical information to the Investment Adviser or which render services to the Fund which the Investment Adviser is not required to provide. The supplementary research or other services provided by such firms is useful in varying degrees and is of indeterminable value. No formula can be established for the allocation of business to such brokers.



     Total brokerage commissions on portfolio transactions for the Fund in the fiscal years ended March 31, 1997, 1996 and 1995 were $3,937, $25,544, and $28,179 respectively, of which James Buchanan Rea, Inc. retained $0 (00.0%), $13,835 (54.2%), and $17,930 (63.6%) respectively. Of the Fund's aggregate dollar amount of transactions on which brokerage commissions were paid during the fiscal year ended March 31, 1997, 00.0% were effected through James Buchanan Rea, Inc.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

     The Prospectus describes the manner in which the Fund's shares may be purchased and redeemed. See "Purchase of Shares" and "Redemption and Repurchase of Shares."

     NET ASSET VALUE. Because of differences in time zones, trading on European and Far Eastern securities exchanges and over-the-counter markets is completed before the close of business on the New York Stock Exchange on each day when the New York Stock Exchange is open. In addition, European or Far Eastern securities trading may not take place on all business days in New York, and likewise may take place on certain days when the New York Stock Exchange is not open, and on which the Fund's net asset value is not calculated. The Fund calculates net asset value per share, and therefore effects sales and redemptions, as of the close of the New York Stock Exchange once on each day on which that Exchange is open. If events materially affecting the value of foreign securities occur between the time when their price is determined (as of the close of the foreign markets) and the time when the Fund's net asset value is calculated, such securities will be valued at fair value by methods as determined in good faith by the Board of Directors.

     The Board of Directors may suspend the determination of the net asset value for the whole or any part of any period (1) during which the New York Stock Exchange is closed other than for customary week-end and holiday closings,
(2)during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (3) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the holders of the shares.

     LETTER OF INTENT. The schedule of reduced sales charges also is available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Fund shares from the Principal Underwriter. Fund shares previously purchased prior to the date of receipt by the Fund's Transfer Agent of the Letter of Intent and still owned by the shareholder may also be included in determining the applicable reduction, provided the dealer or shareholder notifies the Principal Underwriter of such prior purchase.

     A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales commission applicable to the amount represented by the goal as if it were a single investment. A number of shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Fund's Transfer Agent in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.

     The Letter of Intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. The Principal Underwriter is authorized by the shareholder to liquidate a sufficient number of his escrowed shares to obtain such a difference. If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges, but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Principal Underwriter, increase the amount of the stated goal. In that event shares purchased and still owned by the shareholder will be included in determining the applicable sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal.

     WITHDRAWAL PROGRAM. A shareholder owning or purchasing Fund shares with $10,000 or more value at Offering Price may open a Withdrawal Program providing regular quarterly or monthly payments in any amount requested from shares held in the Program. Additional shares may be purchased in the Program only in amounts of $5,000 or more. The Program is voluntary and can be terminated at any time by either the shareholder or the Fund. There are no service charges for the program.

     Income dividends and capital gains distributions on shares held in a Program are automatically reinvested in additional whole or fractional shares. The Program is not an annuity and does not and cannot protect against loss in declining markets. Amounts paid to a shareholder from the Program represent the proceeds from redemption of shares, and the value of the shareholder's investment in the Fund will be reduced to the extent that the payments exceed any increase in the aggregate value of his shares, including shares purchased through reinvestment of dividends and distributions. This is particularly apt to occur in a declining market. For tax purposes, depending upon the shareholder's cost basis in the shares redeemed, each withdrawal generally will result in a capital gain or loss.

     INDIVIDUAL RETIREMENT ACCOUNT. Individuals (even if already covered by a qualified pension or profit-sharing plan, Keogh plan, or Government Plan) can invest in Fund shares through an Individual Retirement Account under Section 408 of the Internal Revenue Code.

     An application form, together with the disclosure statement which the Internal Revenue Service requires to be furnished, may be obtained on request to the Principal Underwriter: James Buchanan Rea, Inc., 10966 Chalon Road, Los Angeles, California 90077. An IRA which is established within seven days of the date of receipt of the disclosure statement may be revoked within seven days after the account is established and the initial contribution will be refunded. An IRA established more than seven days after the receipt of the disclosure statement may not be revoked.

     Application forms are also available to "rollover" to an IRA in the Fund, without federal income tax, distributions from a qualified retirement plan and amounts previously accumulated under any other IRA, which satisfy tax law requirements for such tax-free rollover treatment. By doing so, federal income tax, both on the amount rolled over and on any earnings derived from it, generally will be deferred until distributed from the IRA.

     Provident National Bank charges an annual $10.00 custodian fee for IRAs. Provident National Bank may redeem Fund shares held in an IRA in order to pay this fee.

                                   TAX STATUS

The following discussion sets forth additional information summarizing certain U.S. Federal tax considerations incident to an investment in the Fund.

     The Fund intends to continue to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

     Generally, in order to qualify as a regulated investment company, the Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of the Fund, (a) stock or securities, and (b) foreign currencies and including forward contracts on such currencies, to the extent such positions are not directly related to the Fund's principal business of investing in stocks or securities) held for less than three months (the "30% Limitation"); (3) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested or deemed to be invested in the securities of any one issuer (other than

U.S. Government securities or the securities of other regulated investment companies); and (4) distribute at least 90% of its net investment income (which includes dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net investment income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses) if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that are treated under the excise tax rules as not having been distributed during such years. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent imposition of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirements.

     Dividends paid out of the Fund's net investment income will be taxable to a shareholder as ordinary income. To the extent such dividends are attributable to certain dividends received by the Fund from domestic corporations, they will be eligible for the dividends received deduction available to shareholders which are corporations, provided that such amounts otherwise qualify for that deduction and the Fund designates such amounts as derived from certain dividends from domestic corporations. Net capital gains, if any, to the extent distributed by the Fund and designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends received deduction. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

     If the management, in its sole discretion, deems it in the best interests of the Fund and its shareholders to do so, the Fund may invest more than 50% of its total assets in securities of foreign corporations. In that case, the Fund may be eligible to elect to take advantage of the provisions of Section 853 of the Code, under which a shareholder will be treated as receiving an additional distribution from the Fund, in the amount indicated in a notice furnished to him, as his pro rata portion of income and similar taxes paid to foreign governments with respect to interest, dividends and gain on the Fund's foreign portfolio investments. The shareholder then may take his portion of the amount of such foreign taxes paid as a credit against his federal income tax, subject to certain limitations. If the shareholder finds it more to his advantage to do so, he may, in the alternative, treat the foreign tax paid as a deduction from his gross income in computing his taxable income. No deduction for foreign taxes may be claimed by a shareholder who computes his tax as an individual and does not itemize deductions. In addition, foreign income and similar taxes are not generally deductible by an individual in computing alternative minimum taxable income. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the Section 853 election, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the tentative alternative minimum tax imposed on corporations and individuals, and foreign taxes may not be deducted in computing minimum taxable income. The foregoing is only a general description of the foreign tax credit under current law and should not be regarded as exhaustive. Each shareholder should consult his tax adviser with respect to the availability of the foreign tax credit.

     Certain forward contracts in which the Fund may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from forward foreign currency contracts generally are treated as ordinary income or loss. Also, certain forward foreign currency contracts that are held by the Fund at the end of each taxable year (and, possibly, on other dates, as required under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of certain securities denominated in a foreign currency and certain forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

     Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Requirements relating to the Fund's status as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in forward contracts.

     The Fund may be required to withhold 31% of all distributions and gross redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by, or about whom the Fund has been notified by, the Internal Revenue Service (the "IRS") that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code or in U.S. Treasury Department Regulations generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld are credited against the shareholder's U.S. federal tax liability. The Fund reserves the right not to accept account applications not accompanied by correct, certified taxpayer identification numbers and such other information or certifications as the

Fund may request pursuant to tax laws and IRS pronouncements. The Fund also reserves the right to close by redemption those accounts for which it does not have a correct, certified taxpayer identification number.

     The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself will be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC shares held by the Fund. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

     Distributions and redemptions also may be subject to state, local and foreign taxes depending on each shareholder's particular situation. Shareholders are advised to consult their tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Special U.S. tax rules may apply to investors who are not U.S. citizens. Accordingly, such persons should consult their tax advisers with respect to the tax consequences to them of an investment in the Fund.

                             PRINCIPAL UNDERWRITER


     James Buchanan Rea, Inc., 10966 Chalon Road, Los Angeles, California 90077, telephone: (800) 433-1998, or (310) 442-2660, is the Principal Underwriter of the Fund pursuant to an Underwriting Agreement dated May 23, 1997, which is subject to renewal each year in accordance with the provisions of the 1940 Act. The Agreement will terminate automatically in the event of its assignment. The Principal Underwriter is relieved of liability for any act or omission in the course of its performance of the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations.



     The Agreement provides that the Principal Underwriter will use its best efforts to maintain a broad distribution of the Fund's shares among bona fide investors and may sign dealer agreements with responsible securities dealers as well as sell to individual investors. The shares are to be sold only at the Offering Price in effect at the time of sale, with the Fund to receive not less than the full net asset value of the shares sold. The discount between the Offering Price and the net asset value may be retained by the Underwriter, or it may reallow all or any part of such discount to dealers. For the fiscal years ended March 31, 1997, 1996, and 1995 the Underwriter retained $302 (29.3%), $585 (21.6%), and $1,267 (29.5%) respectively, of the gross sales commissions.

     The Agreement provides that the Fund shall pay all costs and expenses incident to registering and qualifying, and maintaining the registration and qualification of, Fund shares for sale under the Securities Act of 1933 and under the applicable blue sky laws of the jurisdictions in which the Underwriter desires to distribute such shares.

     DISTRIBUTION PLAN. On February 28, 1990, the Shareholders of the Fund approved a Plan of Distribution for the Fund (the "Plan"), which Plan became effective April 1, 1990. The Plan provides that the Fund will pay monthly to James Buchanan Rea, Inc. as Principal Underwriter, a distribution fee charged against the assets of the Fund and equal on an annual basis to 0.35% of the Fund's average daily net assets. The distribution fee will be paid to the Underwriter for its services as distributor of the Fund's shares in connection with any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to: (1) compensation to employees of the Underwriter who engage in or support the distribution of the Fund's shares, including salary, commissions, travel and related expenses; (2) compensation to and expenses of the Underwriter, including overhead and telephone expenses, allocable to its activities as distributor of the Fund's shares; (3) payments to broker-dealers, financial institutions and other persons as compensation for services in connection with the distribution of shares of the Fund, including promotional incentives and fees calculated with reference to the average daily net asset value of the shares held by share-holders who have a brokerage or other service relationship with such broker-dealers or financial institutions; (4) the costs of printing and dis-tributing prospectuses, statements of additional information, and reports for other than existing shareholders; (5) payments to consultants for public relations, marketing, research and promotional services related to the distribution of the Fund's shares; (6) the cost of preparing, printing and distributing sales literature and advertising materials; and (7) such other similar services as the Fund's Board of Directors determines to be reasonably calculated to result in the sale of shares of the fund. The Fund will pay all costs and expenses in connection with preparation, printing, and distribution of its Prospectus and SAI for current shareholders and the implementation and operation of the Plan, including legal and accounting fees related thereto.

     James Buchanan Rea, Inc. receives and retains brokerage commissions with respect to portfolio transactions for the Fund as described above under "Brokerage Allocation," and, as principal underwriter of the Fund's shares, also receives the underwriter's portion of the sales load paid on initial purchases of shares of the Fund. The distribution fee is in addition to the compensation received by James Buchanan Rea, Inc. as advisor for investment advisory services.

     The distribution fee is payable to the Underwriter regardless of the amounts actually expended by the Underwriter for distribution-related activities. The Plan specifically provides that the amount of the distribution fee payable to the Underwriter pursuant to the Plan is not related directly to the expenses incurred by the Underwriter in providing distribution-related services to the Fund, and that the Plan does not obligate the Fund to reimburse the Underwriter for such expenses. The distribution fee is calculated and accrued daily; the Plan provides that, if it is terminated, any distribution expenses incurred by the Underwriter on behalf of the Fund in excess of payments of the distribution fee received or accrued through the termination date are the sole responsibility and liability of the Underwriter, and are not obligations of the Fund.

     Currently, a service fee and a trail fee will be paid to selling brokers equal on an annual basis to 0.25% and 0.05%, respectively, of the average aggregate net asset value of outstanding Fund shares registered in the name of that broker as nominee or held in a shareholder account that designates that broker as broker of record.


     The Plan was approved by the Board of Directors of the Fund, including the unanimous vote of the Directors who are not "interested persons," as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or related agreement (the "Independent Directors"), on October 27, 1989, and most recently on May 23, 1997. On a quarterly basis, the Fund's Board of Directors views a report on expenditures under the Plan and the purposes for which expenditures were made. The Directors conduct an additional, more extensive, review annually in determining whether the Plan will be continued. By its terms, continuation of the Plan from year to year is contingent on annual approval by a majority of the Fund's Directors and by a majority of the Independent

Directors. The Plan may be terminated at any time with respect to the Fund by vote of a majority of the Independent Directors or a majority of the outstanding shares of the Fund.

     On July 7, 1993, certain amendments to the National Association of Securities Dealers, Inc. ("NASD") Rules of Fair Practice governing sales charges that may be imposed on purchases of fund shares became effective. The amendments, among other things, subject the payment of 12b-1 fees by mutual funds to certain limits which may vary depending on the existence of other types of sales charges. At its current sales load level, the maximum asset-based distribution fee that the Fund could impose on shares would be 0.75% per annum. "Service fees," up to a maximum of 0.25% per annum, would be exempt from the overall limits on distribution fees. In addition to these annual limitations, all 12b-1 fees and sales loads paid to the Underwriter would be subject to an ongoing cap of 6.25% of aggregate net sales. Because the Plan currently contemplates a 12b-1 fee equal on an annual basis to 0.35%, of which 0.25% would generally meet the definition of a service fee, the NASD rule does not have a significant impact on the Fund or the Plan. Nevertheless, the Plan will be reviewed and, if necessary, amended to assure its compliance with the NASD rules or with any SEC rule amendments that may be adopted.


     For the fiscal year ended March 31, 1997, James Buchanan Rea, Inc. received distribution fees of $40,521. It is estimated that James Buchanan Rea, Inc. spent approximately: (1) $33,658 on trail commissions and service fees to Dealers; (2) $9,830 on advertising and seminar expenses; (3) $3,306 on printing, postage and mailing expenses of Prospectuses and sales literature to brokers and prospective shareholders; and (4) $8,798 on other distribution related services.


     PERFORMANCE INFORMATION. The Fund may, from time to time, include its total return in advertisements or reports to shareholders or prospective investors. Standardized quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses (on an annual basis), deduction of the maximum initial sales load, and assume that all dividends and distributions are reinvested when paid. The Fund also may quote supplementally a rate of total return that is based on a net amount invested in the Fund (i.e., that does not reflect deduction of the maximum initial sales load).

     Performance information for the Fund may be compared, in reports and promotional literature, to: (1) the Value Line Composite, NASDAQ, Morgan Stanley World Index, Treasury Note Index, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


     For the 1, 5 and 10 year periods ended March 31, 1997, the average annual total return of the Fund was +1.33%, +3.18% and +3.82%, respectively, assuming the imposition of the maximum initial sales charge, and +6.41%, +4.19% and +4.33% respectively, assuming that the maximum sales charge had not been deducted.


     Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                [M&P LETTERHEAD]

                          INDEPENDENT AUDITOR'S REPORT

The Board of Directors and Shareholders of
Rea-Graham Balanced Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Rea-Graham Balanced Fund as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected financial information for each of the fourteen years in the period then ended and the period from August 19, 1982 to March 31, 1983. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Rea-Graham Balanced Fund as of March 31, 1997, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


                                          /s/ MCGLADREY & PULLEN, LLP
                                          --------------------------------------

New York, New York
April 25, 1997

                            REA-GRAHAM BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997

ASSETS:
  Investments at value (cost $10,873,077).................................................  $10,861,706
  Cash....................................................................................          425
  Receivables:
    Securities sold.......................................................................        3,930
    Dividends and interest................................................................       39,860
  Other...................................................................................        5,673
                                                                                            -----------
  Total assets............................................................................   10,911,594
                                                                                            -----------
LIABILITIES:
  Payables:
    Securities purchased..................................................................      328,670
    Capital shares redeemed...............................................................       49,256
  Accrued expenses........................................................................       52,967
                                                                                            -----------
  Total liabilities.......................................................................      430,893
                                                                                            -----------
NET ASSETS:
  Net assets, equivalent to $14.99 per share on 699,004 shares outstanding (Note 4).......  $10,480,701
                                                                                            ===========
Computation of public offering price:
  Net asset value per share...............................................................  $     14.99
                                                                                            ===========
  Offering price per share (100/95.25 X $14.99)...........................................  $     15.74
                                                                                            ===========

                            REA-GRAHAM BALANCED FUND
                            STATEMENT OF OPERATIONS
                           YEAR ENDED MARCH 31, 1997

INVESTMENT INCOME:
  Income:
    Dividends.............................................................................  $   354,641
    Interest..............................................................................      176,746
                                                                                            -----------
         Total income.....................................................................      531,387
                                                                                            -----------
  Expenses:
    Investment advisory fee (Note 3)......................................................      115,095
    Distribution fee (Note 3).............................................................       40,521
    Custodian fees........................................................................       20,541
    Transfer agency fees and expenses.....................................................       18,998
    Administrative expenses...............................................................       29,831
    Registration and filing fees..........................................................       20,775
    Legal.................................................................................       15,302
    Audit and accounting..................................................................       26,999
    Recordkeeping and pricing fees........................................................       17,395
    Directors' fees and meeting expenses..................................................        9,058
    Printing and postage..................................................................       14,379
    Other.................................................................................        6,176
                                                                                            -----------
         Total expenses...................................................................      335,070
                                                                                            -----------
         Net investment income............................................................      196,317
                                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments........................................................      663,263
  Unrealized depreciation of investments for the year.....................................     (122,154)
                                                                                            -----------
         Net gain on investments..........................................................      541,109
                                                                                            -----------
  Net increase in net assets from operations..............................................  $   737,426
                                                                                            ===========

See Notes to Financial Statements.

                            REA-GRAHAM BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                      YEARS ENDED MARCH 31, 1997 AND 1996

                                                                                   1997          1996
                                                                                -----------   -----------
Increase (Decrease) in Net Assets from Operations:
  Net investment income.......................................................  $   196,317   $   271,374
  Net realized gain on investments............................................      663,263     1,056,147
  Unrealized appreciation (depreciation) for the year.........................     (122,154)      212,662
                                                                                -----------   -----------
         Net increase in net assets from operations...........................      737,426     1,540,183
Dividends paid to shareholders from net investment income.....................     (219,505)     (285,223)
Capital share transactions (Note 4)...........................................   (2,314,306)   (3,219,767)
                                                                                -----------   -----------
         Total decrease.......................................................   (1,796,385)   (1,964,807)
NET ASSETS:
  Beginning of year...........................................................   12,277,086    14,241,893
                                                                                -----------   -----------
  End of year (including undistributed net investment income of $35,145 and
    $58,333)..................................................................  $10,480,701   $12,277,086
                                                                                ===========   ===========

See Notes to Financial Statements.

                            REA-GRAHAM BALANCED FUND
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 1997

                                  NUMBER
         NAME OF ISSUER          OF SHARES      VALUE
                                 ---------   -----------
COMMON STOCKS -- 23.87%
BANKS -- 2.09%
  Bank of New York...............    3,000   $   110,250
  Citicorp.......................    1,000       108,250
                                              ----------
                                                 218,500
                                              ----------
AIRLINES -- 0.84%
  Southwest Airlines Co..........    4,000        88,500
                                              ----------
BEEF -- 0.94%
  IBP, Inc.......................    4,000        98,500
                                              ----------
COMMUNICATIONS -- 1.93%
  Century Telephone..............    3,000        88,500
  Sprint Corp....................    2,500       113,750
                                              ----------
                                                 202,250
                                              ----------
FINANCIAL SERVICES -- 2.75%
  Advanta Corp. CL A.............    3,000        80,625
  American Express...............    2,000       119,750
  Lehman Brothers Holdings
    Inc..........................    3,000        87,375
                                              ----------
                                                 287,750
                                              ----------
FLEET MANAGEMENT/LEASING --
  1.26%
  Rollins Truck Lease (U.S.A.)...   10,000       132,500
                                              ----------
INDUSTRIALS -- 4.27%
  AUTO/PARTS
    Chrysler Corp................    3,000        90,000
    Excel Industries Inc.........   13,000       264,875
                                              ----------
                                                 354,875
                                              ----------
  TIRES
    Cooper Tire, Inc. ...........    5,000        92,500
                                              ----------
TOTAL INDUSTRIALS................                447,375
                                              ----------
JET FUEL/OIL RECOVERY -- 1.19%
  World Fuel.....................    7,000       124,250
                                              ----------
RESTAURANTS -- 2.28%
  Cracker Barrel.................    6,000       156,750
  Wendy's International..........    4,000        82,500
                                              ----------
                                                 239,250
                                              ----------
STORES (RETAIL/WHOLESALE) --
  0.42%
  Cash American International....    4,506        43,934
                                              ----------
TECHNOLOGY -- ENERGY -- 1.31%
  Wheelabrator Tech..............   10,500       137,813
                                              ----------

                                  NUMBER
         NAME OF ISSUER          OF SHARES      VALUE
                                 ---------   -----------
UTILITIES -- 4.59%
  Delmarva Power & Light Co......    7,500   $   137,812
  NY State Electric & Gas........    5,000       108,125
  Nipsco Industries (U.S.A.).....    6,000       235,500
                                              ----------
                                                 481,437
                                              ----------
TOTAL COMMON STOCKS (Cost
  $2,483,135)....................              2,502,059
                                              ----------
U.S. GOVERNMENT OBLIGATIONS --
  79.50%
LONG-TERM U.S. GOVERNMENT
  OBLIGATIONS -- 28.32%
  U.S. Treasury Notes, 5.375%,
    11/30/97..................... 1,000,000      996,562
  U.S. Treasury Notes, 5.03%,
    01/31/98..................... 1,000,000      991,250
  U.S. Treasury Notes, 5.125%,
    12/31/98..................... 1,000,000      980,000
                                              ----------
                                               2,967,812
                                              ----------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATIONS -- 51.18%
  U.S. Treasury Bills, 4.88%,
    05/01/97.....................  275,000       273,882
  U.S. Treasury Bills, 4.95%,
    05/01/97.....................  275,000       273,865
  U.S. Treasury Bills, 5.00%,
    05/01/97.....................  825,000       821,562
  U.S. Treasury Bills, 5.00%,
    05/22/97..................... 3,125,000    3,102,865
  U.S. Treasury Bills, 5.03%,
    06/05/97.....................  900,000       891,598
                                              ----------
                                               5,363,772
                                              ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $8,361,879)..............              8,331,584
                                              ----------
OTHER SHORT-TERM
  INVESTMENTS -- 0.27%
  Chase Institutional Money
    Market (Cost $28,063)........                 28,063
                                              ----------
TOTAL INVESTMENTS (Cost
  $10,873,077+) -- 103.64%.......             10,861,706
OTHER ASSETS LESS LIABILITIES --
  (3.64%)........................               (381,005)
                                              ----------
TOTAL NET ASSETS -- 100%.........            $10,480,701
                                              ==========
+ Aggregate cost for federal income tax purposes is
  identical.
See Notes to Financial Statements.

                            REA-GRAHAM BALANCED FUND
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

     Rea-Graham Balanced Fund (the Fund) is the only series of shares of Rea-Graham Funds, Inc., a diversified open-end management investment company registered under the Investment Company Act of 1940. It was organized in 1982 to succeed to the business of Rea, Graham-Plan Fund, an investment company organized as a limited partnership which commenced operations June 30, 1976 for the purpose of investing the partners' capital in securities under professional investment management. This succession occurred on April 29, 1982 when the partnership's net assets aggregating $3,436,275 were transferred to the Fund in exchange for 300,000 shares of the Fund's capital stock. The Fund seeks as its investment objectives medium-term capital growth, income and safety through balanced investments in common stocks, preferred stocks, U.S. government securities and money market instruments.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (a) Valuation of securities. Investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported, or which are traded over the counter, are valued at the mean between bid and asked prices.

     (b) Income taxes. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no provision has been made for federal income taxes.

     (c) Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (c) Other. Securities transactions are recorded on the trade date basis. Interest is accrued as earned and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

NOTE 3.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains James Buchanan Rea, Inc. (Adviser) as its investment adviser. Under the terms of the agreement the Adviser receives a monthly fee of 1/12 of 1% of the first $20,000,000 of the Fund's net assets on the last business day of the month, of .75% of the next $80,000,000, 1/12 of .5% of the next $100,000,000, and 1/12 of .45% of monthly net assets in excess of $200,000,000.

     Pursuant to a Plan of Distribution the Fund pays monthly to James Buchanan Rea, Inc., as Principal Underwriter, a distribution fee equal on an annual basis to 0.35% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Plan of Distribution.

     During the year ended March 31, 1997, James Buchanan Rea, Inc. earned commissions of $302 as principal underwriter and authorized dealer in Fund shares.

                            REA-GRAHAM BALANCED FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 4.  CAPITAL STOCK

     At March 31, 1997, there were 20,000,000 shares of capital stock ($1 par value) authorized and capital paid-in amounted to $11,427,539. Transactions in capital stock were as follows:

                                                 YEAR ENDED               YEAR ENDED
                                               MARCH 31, 1997           MARCH 31, 1996
                                           ----------------------   ----------------------
                                            SHARES      AMOUNT       SHARES      AMOUNT
                                           --------   -----------   --------   -----------
        Sold.............................    13,094   $   195,810      8,496   $   119,521
        Issued on reinvestment of
          dividends......................    13,765       205,795     18,700       266,474
        Redeemed.........................  (182,560)   (2,715,911)  (258,015)   (3,605,762)
                                           --------   -----------   --------   -----------
        Net decrease.....................  (155,701)  $(2,314,306)  (230,819)  $(3,219,767)
                                           ========    ==========   ========    ==========

NOTE 5.  INVESTMENT TRANSACTIONS

     During the year ended March 31, 1997, purchase and sales of investment securities, excluding short-term obligations, were as follows:

                                                       COST OF PURCHASES   PROCEEDS OF SALES
                                                       -----------------   -----------------
        U.S. Government Obligations..................     $        --         $   999,688
        Other securities.............................       1,116,112           1,929,085
                                                           ----------          ----------
                                                          $ 1,116,112         $ 2,928,773
                                                           ==========          ==========

     The aggregate portfolio turnover of the Fund for the year ended March 31, 1997 was 19%. Portfolio turnover on stocks was 45%. Portfolio turnover on U.S. Government Obligations was 0%.

     Realized gains and losses are reported on an identified cost basis. Accumulated undistributed net realized losses at March 31, 1997 were $970,612. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire in varying amounts from March 31, 1999 to March 31, 2003.

     At March 31, 1997, the aggregate gross unrealized appreciation and (depreciation) of portfolio securities, based on cost for federal income tax purposes, was as follows:

         Unrealized appreciation.........................................  $ 192,334
         Unrealized depreciation.........................................   (203,705)
                                                                           ---------
                                                                           $ (11,371)
                                                                           =========

NOTE 6.  SELECTED FINANCIAL INFORMATION

     Reference is made to page 3 of the Prospectus.

                            PART C. OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements:

                           Selected Financial Information.                              Part A

                           Report of Independent Auditors.                              Part B

                           Statement of Assets and Liabilities at March 31, 1997

                           Statement of Operations for year ended March 31, 1997.

                           Statements of Changes in Net Assets
                           for years ended March 31, 1997 and 1996.

                           Statement of Investments at March 31, 1997.

                           Notes to Financial Statements.

                  (b)      Exhibits:

                           (1) through (10) are incorporated by reference to Registration
                           Statement No. 2-76762.

                           (10)     Opinion of Dechert Price & Rhoads.*

                           (11)     Consent of McGladrey & Pullen, LLP.

                           (12) through (15) are incorporated herein by reference to
                           Registration Statement No. 2-76762.

                           (16)     Not Applicable

                           (27)     Financial Data Schedule

Item 25. Persons Controlled by or Under Common Control with Registrant

                  None

--------

* An Opinion of Counsel was filed with Registrant's Rule 24f-2 Notice on May 30, 1997.

Item 26. Number of Holders of Securities

                                                                                Number of
Date                                Title of Class                              Record Holders
----                                --------------                              --------------
June 30, 1997                       Common Stock                                      857

Item 27.          Indemnification

                  Article EIGHTH of Registrant's Articles of Incorporation and
                  Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland are incorporated by reference.

Item 28. Business and Other Connections of Investment Adviser and its Officers and Directors

                  The business and other connections of Registrant's investment adviser, James Buchanan Rea, Inc. are described in Parts A and B.

Item 29.          Principal Underwriters

                  (a)      Not Applicable.

                  (b) With respect to each director and officer of the Principal Underwriter:

Name and Business Address               Position with Underwriter              Position with Registrant
-------------------------               -------------------------              ------------------------
James Buchanan Rea, Jr.                 Director, President and Treasurer      Chairman of the Board, President and
10966 Chalon Road                                                              Secretary
Los Angeles, CA  90077

Frances L. Rea                          Vice President and Secretary           Treasurer
10966 Chalon Road
Los Angeles, CA  90077


                  (c)      Not Applicable.

Item 30.          Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as indicated in the possession of The Chase Manhattan Bank, N.A., One Metro Tech Center, Brooklyn, New York, 11245 ("Chase");

                  James Buchanan Rea, Inc., 10966 Chalon Road, Los Angeles, California 90077 and 10920 Wilshire Boulevard, Suite 1520, Los Angeles, California 90024 ("JBRI"); American Data Services, Inc., 136 Nassau Road, Huntington, New York 11743 ("ADS"); PFPC, 400 Bellevue Parkway, Wilmington, Delaware, 19809 ("PFPC"); or Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005 ("DPR").

Rule 31a-1

(b)(1).....................................   Chase, JBRI, ADS and PFPC
(b)(2)(A)..................................   ADS and PFPC
(b)(2)(B)..................................   Chase and ADS
(b)(2)(C)..................................   Chase and JBRI
(b)(2)(D)..................................   Chase and PFPC
(b)(3).....................................   Not Applicable
(b)(4).....................................   DPR and JBRI
(b)(5).....................................   Chase and JBRI
(b)(6).....................................   Chase and JBRI
(b)(7).....................................   Not Applicable
(b)(8).....................................   ADS
(b)(9).....................................   JBRI
(b)(10)....................................   Chase and JBRI
(b)(11)....................................   JBRI

Item 31.          Management Services

                  Not Applicable.

Item 32.          Undertakings

                  (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge, in the event that the information called for by Item 5A of Form N-1A has been presented in the Registrant's latest annual report to shareholders.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, in the State of California, on the 31st day of July, 1997.


                                         REA-GRAHAM FUNDS, INC.



                                         By:      _____________________________
                                                  James Buchanan Rea, Jr.
                                                  President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signatures                            Title                          Date
          ----------                            -----                          ----


_____________________________      President, Secretary and Chairman of    July 31, 1997
James Buchanan Rea, Jr.            the Board (Principal Executive
                                   Officer)

_____________________________      Treasurer (Chief Financial Officer)     July 31, 1997
Frances L. Rea***


_____________________________      Director                                July 31, 1997
Gerald M. Borden*

_____________________________      Director                                July 31, 1997
John P. Shelton*

_____________________________      Director                                July 31, 1997
J. Victor Monke*

_____________________________      Director                                July 31, 1997
R. Paul Toeppen*


_____________________________      Director                                July 31, 1997
James Tracy*

_____________________________      Director                                July 31, 1997
Thomas Fitzgerald*


*By:     /s/ James Buchanan Rea, Jr.
         -----------------------------
         James Buchanan Rea, Jr.
         Attorney-in-fact


**By:    /s/ Jeffrey L. Steele
         -----------------------------
         Jeffrey L. Steele
         Attorney-in-fact

*        Powers of attorney previously filed with Registration Statement No.
         2-76762 and Post-Effective Amendment No. 11 to the Registration Statement.

** Power of attorney previously filed with Post-Effective Amendment No. 11 to the Registration Statement.


*** Power of attorney previously filed with Post-Effective Amendment No. 19 to the Registration Statement.


                                      - 2 -